Investments (Details) - Schedule of expected credit losses and impairment provision for the bonds - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of expected credit losses and impairment provision for the bonds [Abstract]
Opening balance	$ 397	$ 268
Addition of provision for investment in debt securities		129
Ending balance	$ 397	$ 397